Equity-based compensation (Details) - shares shares in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payment Arrangements [Abstract]
Unvested (in shares)	5.2	4.9
Granted (in shares)	2.4	2.2
Vested (in shares)	(1.6)	(1.7)
Forfeited (in shares)	(0.2)	(0.1)
Unvested (in shares)	5.8	5.3